Market Concentrations and Risks - Additional Information (Detail) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) lb Customer Distributor	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Concentration Risk [Line Items]
Number of customers | Customer	10
Number of Distributers | Distributor	5
Carrying amount of debt instruments	$ 1,727,782	$ 1,739,454
Fair value of debt instrument	1,416,600	1,529,400
Face value of senior subordinated notes	$ 1,459,100	$ 1,521,500
Copper [Member]
Concentration Risk [Line Items]
Committed amounts to purchase | lb	2.4
Aggregate cost	$ 5,600
Recorded unconditional purchase obligation fixed cost	$ 400
Aluminum [Member]
Concentration Risk [Line Items]
Committed amounts to purchase | lb	0.5
Aggregate cost	$ 400
Consolidated Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	33.00%	33.00%	36.00%
Workforce Subject to Collective Bargaining Arrangements [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Labor Force Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%